Financial Instruments - Summary of Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements (Details)	Dec. 31, 2025
Bottom of range [member] | Financial liabilities that are part of supplier finance arrangements [member]
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	5 days
Bottom of range [member] | Other Comparable Financial Liabilities [Member]
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	7 days
Top of range [member] | Financial liabilities that are part of supplier finance arrangements [member]
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	150 days
Top of range [member] | Other Comparable Financial Liabilities [Member]
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	90 days